JACOB C. TIEDT ATTORNEY AT LAW jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609 7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES August 11, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Global High Income Fund (the “Registrant”); File No. 811-22988

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares in connection with the merger of Nuveen Diversified Currency Opportunities Fund and Nuveen Global Income Opportunities Fund (each, a “Target Fund”) with and into a wholly-owned subsidiary of the Registrant, a newly organized Massachusetts business trust.

The Registrant notes that the Registration Statement also contains proposals concerning the approval of new advisory and sub-advisory agreements relating to each Target Fund in connection with the recently announced transaction pursuant to which TIAA-CREF intends to acquire Nuveen Investments, Inc. (the “Transaction”), the parent company of Nuveen Fund Advisors, LLC, the current investment adviser to each Target Fund. The proposals relating to the Transaction in the Registration Statement are substantially identical to a uniform set of Transaction proposals included in proxy statements and registration statements for other funds in the Nuveen complex.

Please contact the undersigned at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

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